Annual Total Returns (Bar Chart) - Capital Appreciation Trust (Capital Appreciation Trust, Series I, Capital Appreciation Trust)	12 Months Ended
May 01, 2011
Capital Appreciation Trust | Series I, Capital Appreciation Trust
Bar Chart Table:
2001	(18.41%)
2002	(30.61%)
2003	29.47%
2004	9.33%
2005	13.99%
2006	2.26%
2007	11.61%
2008	(37.22%)
2009	42.29%
2010	11.83%